Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 3,062	$ 6,303	$ 15,065
Gross realized gains	416	404	929
Gross realized losses	$ 27	$ 106	$ 264
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	9 months